Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

Except as set forth below, there were no events that occurred subsequent to March 31, 2025 that require adjustment to or disclosure in the consolidated financial statements.

As previously disclosed, on February 27, 2025, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” pursuant to which the Company agreed to sell up to an aggregate of 173,400,000 units, each Unit consisting of one ordinary share of the Company, par value $0.0001 per share and a warrant to purchase three Shares with an initial exercise price of $0.3275 per Share, at a price of $0.13 per Unit for an aggregate purchase price of approximately $22.5 million. Following the amendment to the Company’s share capital and the 1-for-10 reverse share split effective March 31, 2025, the number of Units sold pursuant to the SPA has been adjusted to 17,340,000 Units, each Unit consisting of one Class A Ordinary Share, par value $0.001 per share, and a warrant to purchase three Class A Shares with an initial exercise price of $3.275 per Class A Share, at a price of $1.3 per Unit for an aggregate purchase price of approximately $22.5 million. On April 24, 2025, the offering closed upon the satisfaction or waiver of all closing conditions set forth in the SPA.

On July 3, 2025, the Company filed a Registration Statement under Securities Act of 1933 with the Securities and Exchange Commission on Form F-3 for the offering and selling up to $18,360,000 Class A ordinary shares, par value $0.001 per share.

On April 11, 2025, the Company received a notification from Nasdaq stating that the Company has regained compliance with the Bid Price Requirement. Nasdaq made this determination of compliance after the closing bid price of the Company’s Class A ordinary shares has been trading at $1.00 per share or greater for the last 10 consecutive business days from March 31, 2025 to April 11, 2025.

UTime Limited is launching a comprehensive initiative to develop and market a diverse portfolio of AI-powered wearable devices, including smartwatches, fitness bands, smart headsets, and wearable health monitors. With a long-standing foundation in communication technology and hardware manufacturing, the Company aims to expand its leadership in the global smart wearables market. The new product lineup integrates advanced technologies such as AI-driven data analysis, biosensors for real-time health monitoring (e.g., heart rate, blood oxygen, body temperature), multilingual voice translation, and even immersive AR/VR capabilities. These devices also offer precision positioning, long battery life, voice interaction, and seamless connectivity, supporting functions like mobile payments, fitness tracking, and intelligent alerts.

The Company’s wearable products are tailored to both general consumers and specialized professional markets. The Company serves international customers with consumer-grade products while also offering customized solutions for telecom operators, healthcare institutions, and enterprise clients. This dual-market strategy ensures that its products can be widely used in everyday life as well as in more demanding industry-specific scenarios. At the heart of the initiative is a user-centric design approach. The Company places great emphasis on delivering intuitive, functional, and comfortable products that meet user expectations in both performance and usability. Continuous user feedback is incorporated to refine and improve the product experience. The Company aspires to become a leading player in the smart wearables sector by leveraging its global reach, technical expertise, and commitment to innovation. With established manufacturing capabilities and a growing international footprint, the Company aims to elevate its brand recognition and set a benchmark in quality and technology in the wearable space.

The Company maintains an integrated R&D and manufacturing model, with in-house capabilities covering PCBA, assembly, and product customization. The Company holds multiple invention patents and proprietary software platforms, and all products adhere to strict international quality standards (e.g., ISO9001, CE, FCC). Agile development cycles and continuous innovation ensure that the product lineup evolves rapidly to meet changing market trends. To sustain innovation, the Company is actively recruiting skilled professionals in AI, software development, product testing, and design. It promotes a cross-disciplinary team culture and invests in training and incentive programs to attract and retain top talent, ensuring long-term competitiveness in the wearables market.

The Company is strategically expanding the application scope of its wearables into sectors such as healthcare, fitness, entertainment, and communication. For example, its medically certified smart health monitors support precise biometric tracking; its fitness wearables assist users in scientific training; voice-interactive devices enhance entertainment experiences; and connectivity-focused models offer 4G/5G support for real-time communication. This broad application coverage is aimed at building a robust ecosystem that enhances both lifestyle and professional utility across multiple domains.